Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Domestic [Member]
Maturities of time deposits:
Due in one year or less	¥ 32,811,126
Due after one year through two years	4,345,312
Due after two years through three years	2,454,117
Due after three years through four years	610,596
Due after four years through five years	668,397
Due after five years	757,934
Total	41,647,482
Foreign [Member]
Maturities of time deposits:
Due in one year or less	23,871,425
Due after one year through two years	460,277
Due after two years through three years	204,050
Due after three years through four years	109,874
Due after four years through five years	31,178
Due after five years	68,309
Total	¥ 24,745,113